DERIVATIVE INSTRUMENTS - Embedded Derivatives (Details) oz in Thousands, lb in Millions	12 Months Ended
Dec. 31, 2017 lb oz $ / oz $ / lb
Gold Contracts - Embedded Derivative
Provisional Gold and Copper Sales - Embedded derivatives
Provisional pricing quantity sales (in ounces or pounds) | oz	76
Average price, subject to final pricing (in USD per ounce or pound) | $ / oz	1,299
Copper Contracts - Embedded Derivative
Provisional Gold and Copper Sales - Embedded derivatives
Provisional pricing quantity sales (in ounces or pounds) | lb	21
Average price, subject to final pricing (in USD per ounce or pound) | $ / lb	3.26